Taxation (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of income tax expense
Current	$ (1,382)	$ (2,257)	$ (1,895)
Deferred	(937)	(402)	1,044
Income tax expense	$ (2,319)	$ (2,659)	$ (851)